Deconsolidation (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Tianbo [Member] USD ($)	Dec. 31, 2014 Tianbo [Member] CNY
Schedule of Deconsolidation [Line Items]
Percentage of equity interest before deconsolidation					51.00%	51.00%
Portion of equity interests sold in previously consolidated subsidiary					1.00%	1.00%
Percentage of retained equity interests in previously consolidated subsidiary					50.00%	50.00%
Gain on deconsolidation of previously consolidated subsidiary	$ 4,780,000	29,660,000	0	0	$ 1,000,000	6,200,000
Cash consideration of deconsolidation of previously consolidated subsidiary						200,000
Fair value of retained equity interest in previously consolidated subsidiary on the date the subsidiary was deconsolidated					2,100,000	13,100,000
Carrying amount of noncontrolling interest in the former subsidiary						2,900,000
Carrying amount of former subsidiary's net assets						10,000,000